UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2013

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress All Cap Opportunity Fund

ANNUAL REPORT

December 31, 2013

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1

Sector Allocation	5

Historical Performance	6

Schedule of Investments

Congress Large Cap Growth Fund	12

Congress Mid Cap Growth Fund	14

Congress All Cap Opportunity Fund	16

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	26

Notes to Financial Statements	32

Report of Independent Registered Public Accounting Firm	41

Expense Example	42

Approval of Investment Advisory Agreement	45

Trustees and Executive Officers	48

Additional Information	51

Privacy Notice	Inside Back Cover

Annual Letter to Mutual Fund Shareholders
For the period January 1, 2013 to December 31, 2013

General Market Commentary:

The old market adage “the stock market climbs a wall of worry” proved accurate in 2013.  The market enjoyed its best year since the mid 1990s with the S&P 500 up 32.4% and was one of the best performing markets globally.  Most of the “worries” related to changes in federal government policies.  The sequester, a remnant of the 2011 budget agreement that incorporated both tax increases and mandatory spending cuts took effect in January, 2013.  That was soon followed by the federal debt ceiling limit and budget disagreements.  The Federal Reserve got into the act with talk of tapering its asset purchases in May, an action they formally announced in December.  Market returns were generally broad based across economic sectors although more interest sensitive sectors such as utilities tended to lag.

The US economy exhibited increasing strength throughout the year, culminating in third quarter GDP growth of 4%.  Growth is largely attributable to the consumer as the housing market continued to improve fostering more confidence in big ticket purchases such as autos.  As the year came to a close unemployment registered 6.7%, a substantial improvement over the prior year.  Benign inflation and low interest rates should help support the moderate economic expansion.

Performance Highlights:

Large Cap Growth

For the year the Fund’s retail class returned +28.84% compared with +32.39% for the S&P 500 Index.  The institutional class returned 29.27%.

The portfolio benefitted from the continued strength in consumer spending.  Select retailers, restaurants and entertainment companies performed well throughout the year as consumer confidence improved.  Our technology stocks were generally strong as consumers and businesses adopted more web based applications.  The energy and materials sectors, while positive, proved to be more challenging for the portfolio as the domestic price for oil declined and industrial demand for materials has been slow to develop.

Mid Cap Growth

In 2013, the Fund’s retail class returned 35.72%, which roughly matched the return of the Russell Mid Cap Growth Index of 35.74%.  The institutional class returned 35.88%.

Our portfolio benefitted from strong security selection within the Industrials sector.  Wabtec, a provider of value-added, technology-based equipment and services for the global rail industry, and Hexcel, a carbon fiber manufacturer, contributed the most.  Several Healthcare names, notably United Therapeutics and Mylan Labs, continued to post strong results and were rewarded with appreciating stocks.

We lagged in the area of Consumer Discretionary which had the highest sector return in the Russell Mid Cap Growth Index.  High growth names such as Netflix and Tesla outpaced the more tradition retail names which made up a large portion of our holdings.  While the market was focused on the small number of days between Thanksgiving and Christmas, we were more interested in the overall strength of the consumer and their confidence.

All Cap Opportunity

For the year the Fund’s retail class returned +27.89% compared with +33.55% for the Russell 3000 Index.  The institutional class returned 28.38%.

Just as the markets seemed to stabilize through the first half of the year, the Federal Reserve began to disclose the possibility of modifying its support by “tapering” the purchases of securities in an orderly way.  This led to increased scrutiny of corporate balance sheets and the assessment of individual companies’ operations in a potentially rising interest rate environment.

As a result certain stocks with better balance sheets but also higher growth potential were in demand.  The portfolio benefitted from various holdings with these characteristics across such sectors as gaming, energy and financial services

Portfolio Commentary:

Large Cap Growth

The portfolio remains invested in seventy-five percent of holdings that pay  dividends.  Technology stocks accounted for over 20% of the portfolio.  Apple, Adobe Systems and Facebook were the largest holdings in this sector.  Healthcare and consumer discretionary stocks also represented significant positions.  Holdings in healthcare range from Celgene, a biotechnology company focused on cancer fighting drugs to Perrigo which is focused on store brand and generic pharmaceutical products.  The portfolio has exposure to the worldwide economy which we expect to grow in the coming year.

Mid Cap Growth

Low interest rates and low inflation were beneficial for U.S. common stocks in 2013, and the Federal Reserve Bank’s forward guidance suggests a similar environment is likely for 2014.  Equity investors, who watched in dismay at the debt and budget battles and stayed on the sidelines, missed out on strong returns in 2013.  Any pick up in global growth should boost revenues and broader corporate profits as corporations actively improved operating and capital structures.  There are still opportunities for U.S. equities in the year ahead, especially those that operate from a position of financial strength and rely less on the cyclicality of the broader economy.

All Cap Opportunity

The portfolio is invested in a range of market capitalizations and styles.  Consumer discretionary stocks represented over 20% of the portfolio, reflecting the positive outlook on consumer activities in such areas as gaming (Las Vegas Sands) and entertainment (Starz & Twenty-First Century Fox).  The Fund also holds positions in information technology ranging from the ATM concern Cardtronics to data security company Palo Alto Networks,  As 2014 progresses, we expect the economy to continue improving, allowing those companies with strong balance sheets several options to improve their businesses.

In Closing:

Thank you for the confidence you place in us and for your investment in the Fund.  We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Peter C. Andersen, CFA	Todd Solomon, CFA
Large Cap Growth	All Cap Opportunity	Mid Cap Growth

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers.  In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods.  Investments in small and mid-sized companies involve additional risk such as limited liquidity and greater volatility than larger companies.

The Congress All Cap Opportunity Fund may invest in debt securities which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The Congress Large Cap Growth Fund may invest in Exchange Traded Funds (ETFs), which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Diversification does not assure a profit or protect against loss is a declining market.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Russell Mid Cap Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe.  The Russell 3000 Index measures performance of the largest 3,000 U.S. companies representing approximately 98% of the U.S. Equity Universe.  One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investment in this report.

Congress Funds are distributed by Quasar Distributors, LLC

CONGRESS FUNDS

SECTOR ALLOCATION at December 31, 2013 (Unaudited)

Congress Large Cap Growth Fund

Sector	Percent of Net Assets
Information Technology	22.8%
Consumer Discretionary	15.1%
Health Care	14.3%
Industrials	12.0%
Financials	9.9%
Energy	9.5%
Materials	7.4%
Consumer Staples	7.2%
Cash*	1.8%
Net Assets	100.0%

*	Cash Equivalents and Other Assets in Excess of Liabilities.

Congress Mid Cap Growth Fund

Sector	Percent of Net Assets
Industrials	21.9%
Consumer Discretionary	21.8%
Information Technology	17.1%
Health Care	12.4%
Consumer Staples	7.6%
Financials	7.0%
Materials	5.0%
Energy	4.7%
Cash*	2.5%
Net Assets	100.0%

*	Cash Equivalents and Other Assets in Excess of Liabilities.

Congress All Cap Opportunity Fund

Sector	Percent of Net Assets
Consumer Discretionary	30.3%
Industrials	18.8%
Information Technology	17.4%
Health Care	8.4%
Financials	8.1%
Energy	7.8%
Materials	7.7%
Cash*	1.5%
Net Assets	100.0%

*	Cash Equivalents and Other Assets in Excess of Liabilities.

CONGRESS LARGE CAP GROWTH FUND

HISTORICAL PERFORMANCE

Value of $10,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the year ended December 31, 2013

	One	Three	Since Inception	Ending Value
	Year	Year	(3/31/2009)	(12/31/2013)
Congress Large Cap Growth Fund,
Retail Class	28.84%	13.98%	17.84%	$21,824
Russell 1000® Growth Index	33.48%	16.45%	22.63%	26,375
S&P 500® Index	32.39%	16.18%	21.91%	25,643

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2009, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days.  Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

HISTORICAL PERFORMANCE (Continued)

Value of $500,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the year ended December 31, 2013

	One	Three	Since Inception	Ending Value
	Year	Year	(4/30/2010)	(12/31/2013)
Congress Large Cap Growth Fund,
Institutional Class	29.27%	14.24%	13.82%	$804,262
Russell 1000® Growth Index	33.48%	16.45%	16.32%	870,890
S&P 500® Index	32.39%	16.18%	15.28%	842,782

This chart illustrates the performance of a hypothetical $500,000 investment made on April 30, 2010, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days.  Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS MID CAP GROWTH FUND

HISTORICAL PERFORMANCE

Value of $10,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the period ended December 31, 2013

		Since Inception	Ending Value
	One Year	(10/31/2012)	(12/31/2013)
Congress Mid Cap Growth Fund,
Retail Class	35.72%	31.69%	$13,789
Russell Midcap® Growth Index	35.74%	34.44%	14,126
S&P 500® Index	32.39%	28.80%	13,437

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days.  Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS MID CAP GROWTH FUND

HISTORICAL PERFORMANCE (Continued)

Value of $500,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the period ended December 31, 2013

		Since Inception	Ending Value
	One Year	(10/31/2012)	(12/31/2013)
Congress Mid Cap Growth Fund,
Institutional Class	35.88%	31.94%	$690,965
Russell Midcap® Growth Index	35.74%	34.44%	706,278
S&P 500® Index	32.39%	28.80%	671,849

This chart illustrates the performance of a hypothetical $500,000 investment made on October 31, 2012, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days.  Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS ALL CAP OPPORTUNITY FUND

HISTORICAL PERFORMANCE

Value of $10,000 vs. Russell 3000® Index and S&P 500® Index

Annualized Returns for the period ended December 31, 2013

		Since Inception	Ending Value
	One Year	(10/31/2012)	(12/31/2013)
Congress All Cap Opportunity Fund,
Retail Class	27.89%	26.80%	$13,193
Russell 3000® Index	33.55%	30.33%	13,623
S&P 500® Index	32.39%	28.80%	13,437

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days.  Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS ALL CAP OPPORTUNITY FUND

HISTORICAL PERFORMANCE (Continued)

Value of $500,000 vs. Russell 3000® Index and S&P 500® Index

Annualized Returns for the period ended December 31, 2013

		Since Inception	Ending Value
	One Year	(10/31/2012)	(12/31/2013)
Congress All Cap Opportunity Fund,
Institutional Class	28.38%	27.25%	$662,367
Russell 3000® Index	33.55%	30.33%	681,175
S&P 500® Index	32.39%	28.80%	671,849

This chart illustrates the performance of a hypothetical $500,000 investment made on October 31, 2012, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days.  Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2013

Shares		Value

COMMON STOCKS: 98.2%

Capital Goods: 9.6%
5,750	Cummins, Inc.	$810,577
9,500	Illinois Tool Works, Inc.	798,760
3,150	Precision
	Castparts Corp.	848,295
7,400	United
	Technologies Corp.	842,120
		3,299,752

Consumer Services: 2.6%
1,660	Chipotle Mexican
	Grill, Inc.*	884,415

Diversified Financials: 7.5%
9,175	American Express Co.	832,448
32,650	The Charles
	Schwab Corp.	848,900
4,000	Intercontinental-
	Exchange, Inc.	899,680
		2,581,028

Energy: 9.5%
4,600	EOG Resources, Inc.	772,064
8,400	Exxon Mobil Corp.	850,080
12,200	Noble Energy, Inc.	830,942
9,000	Schlumberger Ltd.	810,990
		3,264,076

Food, Beverage & Tobacco: 2.4%
23,925	Mondelez
	International, Inc.	844,553

Health Care Equipment
& Services: 4.8%
11,900	AmerisourceBergen
	Corp.	836,689
11,100	UnitedHealth Group, Inc.	835,830
		1,672,519

Household & Personal
Products: 4.8%
12,600	Colgate-Palmolive Co.	821,646
11,000	Estée Lauder
	Companies, Inc. -
	Class-A	828,520
		1,650,166

Insurance: 2.4%
9,200	The Travelers
	Companies, Inc.	832,968

Materials: 7.4%
10,900	FMC Corp.	822,514
7,400	Monsanto Co.	862,470
6,600	Praxair, Inc.	858,198
		2,543,182

Media: 5.1%
16,950	Comcast Corp.	880,807
11,750	The Walt Disney Co.	897,700
		1,778,507

Pharmaceuticals, Biotechnology
& Life Sciences: 9.5%
6,500	Allergan, Inc.	722,020
5,500	Celgene Corp.*	929,280
8,400	Johnson & Johnson	769,356
5,700	Perrigo Co.	874,722
		3,295,378

Retailing: 7.4%
14,500	Dollar Tree, Inc.*	818,090
10,600	The Home Depot, Inc.	872,804
13,400	The TJX
	Companies, Inc.	853,982
		2,544,876

Semiconductors & Semiconductor
Equipment: 2.4%
16,100	Analog Devices, Inc.	819,973

Software & Services: 15.2%
15,000	Adobe Systems, Inc.*	898,200
13,000	Citrix Systems, Inc.*	822,250
15,900	eBay, Inc.*	872,751
16,400	Facebook, Inc.*	896,424
775	Google, Inc.*	868,550
3,900	Visa, Inc.	868,452
		5,226,627

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2013 (Continued)

Shares		Value

Technology Hardware
& Equipment: 5.2%
1,700	Apple, Inc.	$953,887
11,325	QUALCOMM, Inc.	840,881
		1,794,768
Transportation: 2.4%
14,500	Canadian National
	Railway Co.	826,790
TOTAL COMMON STOCKS
(Cost $26,103,581)		33,859,578

SHORT-TERM INVESTMENTS: 1.9%

Money Market Fund: 1.9%
642,805	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.060%(a)	642,805
TOTAL SHORT-TERM
INVESTMENTS
(Cost $642,805)		642,805
TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $26,746,386)		34,502,383
Liabilities in Excess of
Other Assets: (0.1)%		(35,155)
TOTAL NET
ASSETS: 100.0%		$34,467,228

*	Non-income producing security.
(a)	Seven-day yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2013

Shares		Value

COMMON STOCKS: 95.2%

Banks: 2.2%
13,000	Signature Bank*	$1,396,460

Capital Goods: 14.4%
27,500	A.O. Smith Corp.	1,483,350
35,000	Donaldson Company, Inc.	1,521,100
33,000	Hexcel Corp.*	1,474,770
14,000	Hubbell, Inc.	1,524,600
6,000	W.W. Grainger, Inc.	1,532,520
19,000	Westinghouse Air Brake
	Technologies Corp.	1,411,130
		8,947,470

Commercial & Professional
Services: 5.0%
26,000	Cintas Corp.	1,549,340
22,000	Equifax, Inc.	1,519,980
		3,069,320

Consumer Durables
& Apparel: 7.4%
20,000	Carter’s, Inc.	1,435,800
26,000	Jarden Corp.*	1,595,100
45,000	Wolverine World
	Wide, Inc.	1,528,200
		4,559,100

Consumer Services: 2.4%
53,000	Texas Roadhouse, Inc.	1,473,400

Diversified Financials: 2.5%
30,000	Raymond James
	Financial, Inc.	1,565,700

Energy: 4.7%
7,500	Core Laboratories N.V.	1,432,125
19,000	Oceaneering
	International, Inc.*	1,498,720
		2,930,845

Food, Beverage & Tobacco: 5.1%
18,000	The Hain Celestial
	Group, Inc.*	1,634,040
22,000	Ingredion, Inc.	1,506,120
		3,140,160

Health Care Equipment
& Services: 7.2%
12,000	The Cooper
	Companies, Inc.	1,486,080
13,000	Henry Schein, Inc.*	1,485,380
14,000	IDEXX Laboratories,
	Inc.*	1,489,180
		4,460,640

Household & Personal
Products: 2.5%
23,000	Church & Dwight
	Co., Inc.	1,524,440

Materials: 5.0%
20,000	FMC Corp.	1,509,200
17,000	Sigma-Aldrich Corp.	1,598,170
		3,107,370

Pharmaceuticals, Biotechnology
& Life Sciences: 5.2%
35,000	Mylan, Inc.*	1,519,000
15,000	United Therapeutics
	Corp.*	1,696,200
		3,215,200

Retailing: 12.0%
27,000	The Buckle, Inc.	1,419,120
12,000	O’Reilly
	Automotive, Inc.*	1,544,520
20,000	PetSmart, Inc.	1,455,000
20,000	Ross Stores, Inc.	1,498,600
26,000	Williams-Sonoma, Inc.	1,515,280
		7,432,520

Semiconductor & Semiconductor
Equipment: 2.5%
54,000	Skyworks
	Solutions, Inc.*	1,542,240

Software & Services: 12.2%
6,000	Alliance Data
	Systems Corp.*	1,577,580
17,000	Ansys, Inc.*	1,482,400
25,000	Jack Henry &
	Associates, Inc.	1,480,250
27,000	MICROS Systems, Inc.*	1,548,990

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2013 (Continued)

Shares		Value

Software & Services: 12.2% (Continued)
65,000	TIBCO
	Software, Inc.*	$1,461,200
		7,550,420

Technology Hardware
& Equipment: 2.4%
17,000	FEI Co.	1,519,120

Transportation: 2.5%
20,000	JB Hunt Transport
	Services, Inc.	1,546,000

TOTAL COMMON STOCKS
(Cost $45,777,784)		58,980,405

REAL ESTATE
INVESTMENT TRUSTS: 2.3%
25,000	Camden Property Trust	1,422,000

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $1,645,476)		1,422,000

SHORT-TERM INVESTMENTS: 2.1%

Money Market Fund: 2.1%
1,299,904	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.060%(a)	1,299,904

TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,299,904)		1,299,904
TOTAL INVESTMENTS
IN SECURITIES: 99.6%
(Cost $48,723,164)		61,702,309
Other Assets in Excess
of Liabilities: 0.4%		234,723
TOTAL NET
ASSETS: 100.0%		$61,937,032

*	Non-income producing security.
(a)	Seven-day yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at December 31, 2013

Shares		Value

COMMON STOCKS: 94.5%

Banks: 4.1%
22,625	People’s United
	Financial, Inc.	$342,090

Capital Goods: 10.7%
3,100	Chart Industries, Inc.*	296,484
8,100	Fortune Brands
	Home & Security, Inc.	370,170
3,000	United Rentals, Inc.*	233,850
		900,504

Commercial & Professional
Services: 4.1%
5,200	Verisk Analytics, Inc.*	341,744

Consumer Services: 8.5%
2,900	Cracker Barrel Old
	Country Store, Inc.	319,203
5,025	Las Vegas Sands Corp.	396,322
		715,525

Energy: 7.8%
3,500	Anadarko
	Petroleum Corp.	277,620
4,900	Phillips 66	377,937
		655,557

Health Care Equipment
& Services: 4.1%
5,050	Covidien PLC	343,905

Materials: 7.7%
3,000	Airgas, Inc.	335,550
13,750	Tronox Ltd.	317,213
		652,763

Media: 17.5%
9,700	Lions Gate
	Entertainment Corp.*	307,102
5,600	The Madison Square
	Garden Co.*	322,448
12,100	Starz*	353,804
13,875	Twenty-First
	Century Fox, Inc.	488,122
		1,471,476

Pharmaceuticals, Biotechnology
& Life Sciences: 4.3%
3,125	Valeant Pharmaceuticals
	International, Inc.*	366,875

Retailing: 4.3%
5,775	HSN, Inc.	359,782

Software & Services: 12.5%
8,000	Cardtronics, Inc.*	347,600
1,850	Equinix, Inc.*	328,282
14,200	VeriFone Systems, Inc.*	380,844
		1,056,726

Technology Hardware
& Equipment: 4.9%
7,150	Palo Alto Networks, Inc.*	410,911

Transportation: 4.0%
2,250	Canadian Pacific
	Railway Ltd.	340,470

TOTAL COMMON STOCKS
(Cost $6,767,077)		7,958,328

REAL ESTATE
INVESTMENT TRUSTS: 4.0%
4,200	American Tower Corp.	335,244

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $319,548)		335,244

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at December 31, 2013 (Continued)

Shares	Value

SHORT-TERM INVESTMENTS: 1.6%

Money Market Funds: 1.6%
134,163	Invesco Short-Term
Prime Portfolio -
Institutional Class,
0.060%(a)	$134,163

TOTAL SHORT-TERM
INVESTMENTS
(Cost $134,163)	134,163

TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $7,220,788)	8,427,735
Liabilities in Excess of
Other Assets: (0.1)%	(11,074)

TOTAL NET
ASSETS: 100.0%	$8,416,661

*	Non-income producing security.
(a)	Seven-day yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2013

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
ASSETS:
Investments in securities, at value
(Cost $26,746,386, $48,723,164,
and $7,220,788, respectively)	$34,502,383	$61,702,309	$8,427,735
Cash	2,495	—	—
Receivables:
Fund shares sold	258,106	249,589	490
Dividends and interest	24,896	40,747	1,051
Due from advisor, net	—	—	14,642
Prepaid expenses	17,284	26,999	26,968
Total assets	34,805,164	62,019,644	8,470,886
LIABILITIES:
Payables:
Investment securities purchased	267,659	—	—
Fund shares redeemed	—	11,066	—
Distribution fees	11,533	2,114	1,238
Transfer agent fees	8,008	7,008	7,608
Fund accounting fees	7,200	6,800	7,200
Administration fees	7,000	9,300	5,823
Investment advisory fees, net	3,060	14,199	—
Chief Compliance Officer fees	1,500	1,500	1,500
Custody fees	1,000	1,200	1,200
Trustee fees	1,200	1,532	1,200
Other accrued expenses	29,776	27,893	28,456
Total liabilities	337,936	82,612	54,225
NET ASSETS	$34,467,228	$61,937,032	$8,416,661
COMPONENTS OF NET ASSETS:
Paid-in capital	$26,455,216	$48,819,720	$7,021,361
Undistributed net investment income	4,990	—	851
Undistributed net realized gain on
investments and foreign currency	251,025	138,167	187,502
Net unrealized appreciation on investments	7,755,997	12,979,145	1,206,947
Net assets	$34,467,228	$61,937,032	$8,416,661
Retail Class:
Net assets	$19,671,895	$3,735,018	$2,105,930
Shares issued and outstanding (unlimited number
of shares authorized without par value)	932,356	275,034	162,643
Net asset value, and redemption price per share	21.10	13.58	12.95
Institutional Class:
Net assets	$14,795,333	$58,202,014	$6,310,731
Shares issued and outstanding (unlimited number
of shares authorized without par value)	701,117	4,277,168	486,284
Net asset value, and redemption price per share	21.10	13.61	12.98

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2013

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding tax
of $1,514, $1,380, and $452, respectively)	$342,802	$331,456	$68,515
Interest	431	670	111
Total investment income	343,233	332,126	68,626
EXPENSES (NOTE 3)
Investment advisory fees	128,975	263,981	32,435
Administration fees	51,155	48,841	48,586
Transfer agent fees	45,145	49,150	42,034
Fund accounting fees	43,658	45,955	45,821
Distribution fees	41,223	5,360	3,296
Registration fees	27,520	33,490	32,168
Audit fees	22,000	22,100	22,100
Miscellaneous expenses	10,067	9,507	6,704
Reports to shareholders	9,147	11,541	9,456
Chief Compliance Officer fees	8,625	8,625	8,625
Legal fees	6,460	6,644	5,654
Custody fees	6,408	8,640	8,948
Insurance expense	5,592	1,057	1,035
Trustee fees	3,536	4,532	4,210
Total expenses	409,511	519,423	271,072
Less: fees waived	(174,827)	(184,086)	(227,233)
Net expenses	234,684	335,337	43,839
Net investment income (loss)	108,549	(3,211)	24,787
REALIZED & UNREALIZED GAIN ON INVESTMENTS
& FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investments
& foreign currency	1,724,023	898,070	12,809
Change in net unrealized
appreciation on investments	4,982,476	12,464,455	1,180,922
Net realized and unrealized
gain on investments	6,706,499	13,362,525	1,193,731
Net increase in net assets
resulting from operations	$6,815,048	$13,359,314	$1,218,518

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$108,549	$87,643
Net realized gain on investments	1,724,023	4,177,539
Change in net unrealized appreciation
(depreciation) on investments	4,982,476	(1,759,467)
Net increase in net assets
resulting from operations	6,815,048	2,505,715
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	(41,394)	(83,145)
Institutional Class	(62,743)	(4,674)
From net realized gain on investments:
Retail Class	(293,204)	—
Institutional Class	(221,179)	—
Total distributions to shareholders	(618,520)	(87,819)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares - Retail Class(1)	(2,494,456)	2,408,694
Net increase (decrease) in net assets derived from
net change in outstanding shares - Institutional Class(1)	11,986,332	(19,868,415)
Total increase (decrease) in net assets
from capital share transactions	9,491,876	(17,459,721)
Total increase (decrease) in net assets	15,688,404	(15,041,825)
NET ASSETS
Beginning of year	18,778,824	33,820,649
End of year	$34,467,228	$18,778,824
Undistributed net investment income	$4,990	$547

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2013		December 31, 2012
	Shares	Value	Shares	Value
Retail Class
Shares sold	348,889	$6,477,101	1,299,028	$4,429,057
Shares issued in
reinvestment of distributions	10,622	222,843	2,712	44,340
Shares redeemed(2)	(513,875)	(9,194,400)	(1,155,174)	(2,064,703)
Net increase (decrease)	(154,364)	$(2,494,456)	146,566	$2,408,694

(2)	Net of redemption fees of $664 and $545, respectively.
	Year Ended		Year Ended
	December 31, 2013		December 31, 2012
	Shares	Value	Shares	Value
Institutional Class
Shares sold	690,819	$12,558,397	—	—
Shares issued in
reinvestment of distributions	6,889	144,524	286	4,674
Shares redeemed(3)	(37,373)	(716,589)	(1,278,835)	(19,873,089)
Net increase (decrease)	660,335	$11,986,332	(1,278,549)	$(19,868,415)

(3)	Net of redemption fees of $1,487 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	December 31,	December 31,
	2013	2012*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	(3,211)	(3,302)
Net realized gain (loss) on investments	898,070	(2,065)
Change in net unrealized appreciation on investments	12,464,455	514,690
Net increase in net assets
resulting from operations	13,359,314	509,323
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments:
Retail Class	(56,982)	—
Institutional Class	(887,078)	—
Total distributions to shareholders	(944,060)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares - Retail Class(1)	2,740,742	405,480
Net increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	15,969,375	29,896,858
Total increase in net assets
from capital share transactions	18,710,117	30,302,338
Total increase in net assets	31,125,371	30,811,661
NET ASSETS
Beginning of year/period	30,811,661	—
End of year/period	$61,937,032	$30,811,661

*Fund commenced operations on October 31, 2012.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	December 31, 2013		December 31, 2012*
	Shares	Value	Shares	Value
Retail Class
Shares sold	302,430	$3,501,055	40,304	$405,480
Shares issued in
reinvestment of distributions	2,952	40,024	—	—
Shares redeemed(2)	(70,652)	(800,337)	—	—
Net increase	234,730	$2,740,742	40,304	$405,480
(2)	Net of redemption fees of $3,049 and $0, respectively.

	Year Ended		Period Ended
	December 31, 2013		December 31, 2012*
	Shares	Value	Shares	Value
Institutional Class
Shares sold	1,852,743	$23,045,434	3,007,546	$30,087,857
Shares issued in
reinvestment of distributions	16,830	228,714	—	—
Shares redeemed(3)	(581,034)	(7,304,773)	(18,917)	(190,999)
Net increase	1,288,539	$15,969,375	2,988,629	$29,896,858

(3)	Net of redemption fees of $3,447 and $1,929, respectively.
*	Fund commenced operations on October 31, 2012.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	December 31,	December 31,
	2013	2012*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$24,787	$3,451
Net realized gain on investments	12,809	13,522
Change in net unrealized appreciation on investments	1,180,922	26,025
Net increase in net assets
resulting from operations	1,218,518	42,998
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	(3,540)	(955)
Institutional Class	(20,388)	(3,468)
From net realized gain on investments:
Retail Class	(30,010)	—
Institutional Class	(90,089)	—
Total distributions to shareholders	(144,027)	(4,423)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net
change in outstanding shares - Retail Class(1)	1,393,282	437,825
Net increase in net assets derived from net
change in outstanding shares - Institutional Class(1)	4,227,480	1,245,008
Total increase in net assets
from capital share transactions	5,620,762	1,682,833
Total increase in net assets	6,695,253	1,721,408
NET ASSETS
Beginning of year/period	1,721,408	—
End of year/period	$8,416,661	$1,721,408
Undistributed net investment income	$851	—

*Fund commenced operations on October 31, 2012.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	December 31, 2013		December 31, 2012*
	Shares	Value	Shares	Value
Retail Class
Shares sold	158,850	$1,833,738	43,371	$437,144
Shares issued in
reinvestment of distributions	2,177	28,016	—	—
Shares redeemed(2)	(41,822)	(468,472)	67	681
Net increase	119,205	$1,393,282	43,438	$437,825

(2)	Net of redemption fees of $185 and $0, respectively.

	Year Ended		Period Ended
	December 31, 2013		December 31, 2012*
	Shares	Value	Shares	Value
Institutional Class
Shares sold	390,751	$4,562,475	123,503	$1,241,540
Shares issued in
reinvestment of distributions	4,541	58,584	—	—
Shares redeemed	(32,853)	(393,579)	342	3,468
Net increase	362,439	$4,227,480	123,845	$1,245,008

*  Fund commenced operations on October 31, 2012.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

RETAIL CLASS

					Period
					Ended
	Year Ended December 31,				December 31,
	2013	2012	2011	2010	2009*
Net asset value,
beginning of year/period	$16.66	$14.97	$14.64	$13.35	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06 (1)	0.08 (1)	0.08 (1)	0.08 (1)	0.03
Net realized and unrealized
gain on investments	4.74	1.69	0.33	1.28	3.35
Total from investment operations	4.80	1.77	0.41	1.36	3.38

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.08)	(0.08)	(0.07)	(0.03)
From net realized gain	(0.32)	—	—	—	—
Total distributions	(0.36)	(0.08)	(0.08)	(0.07)	(0.03)
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)
Net asset value, end of year/period	$21.10	$16.66	$14.97	$14.64	$13.35
Total Return	28.84%	11.81%	2.79%	10.18%	33.76	%^

SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$19.7	$18.1	$14.1	$11.7	$5.7
Portfolio turnover rate	51%	52%	31%	69%	38	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.70%	1.97%	1.42%	2.10%	8.15	%+
After fees waived and
expenses absorbed	1.00%	1.00%	1.00%	1.06%#	1.25	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.38)%	(0.46)%	0.13%	(0.47)%	(6.39	)%+
After fees waived and
expenses absorbed	0.32%	0.51%	0.55%	0.57%	0.51	%+

*	The Fund and the Retail Class shares commenced operations on March 31, 2009.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.
#	Effective April 30, 2010 the Advisor has contractually agreed to limit the Retail Class shares annual ratio of expenses to 1.00% of the Retail Class daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

INSTITUTIONAL CLASS

				Period
				Ended
	Year Ended December 31,			December 31,
	2013	2012	2011	2010*
Net asset value, beginning of year/period	$16.64	$14.97	$14.64	$13.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.11	0.01	0.12	0.10
Net realized and unrealized
gain on investments	4.76	1.78	0.33	0.98
Total from investment operations	4.87	1.79	0.45	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.12)	(0.12)	(0.10)
From net realized gain	(0.32)	—	—	—
Total distributions	(0.41)	(0.12)	(0.12)	(0.10)
Paid-in capital from redemption fees (Note 2)	0.00 (2)	—	—	—
Net asset value, end of year/period	$21.10	$16.64	$14.97	$14.64
Total Return	29.27%	11.94%	3.04%	7.88	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$14.8	$0.7	$19.7	$18.6
Portfolio turnover rate	51%	52%	31%	69	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.45%	1.72%	1.17%	1.39	%+
After fees waived and expenses absorbed	0.75%	0.75%	0.75%	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.10)%	(0.93)%	0.36%	0.42	%+
After fees waived and expenses absorbed	0.60%	0.04%	0.78%	1.06	%+

*	Institutional Class shares have been offered since April 30, 2010.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

RETAIL CLASS

	Year Ended	Period Ended
	December 31,	December 31,
	2013	2012*
Net asset value, beginning of year/period	$10.16	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.02)	0.03
Net realized and unrealized gain on investments	3.63	0.13
Total from investment operations	3.61	0.16

LESS DISTRIBUTIONS:
From net realized gain	(0.21)	—
Paid-in capital from redemption fees (Note 2)	0.02	—
Net asset value, end of year/period	$13.58	$10.16
Total Return	35.72%	1.60	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$3.7	$0.4
Portfolio turnover rate	31%	0%	^(2)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.42%	3.83	%+
After fees waived and expenses absorbed	1.00%	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.62)%	(0.95	)%+
After fees waived and expenses absorbed	(0.20)%	1.88	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than 0.5%
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

INSTITUTIONAL CLASS

	Year Ended		Period Ended
	December 31,		December 31,
	2013		2012*
Net asset value, beginning of year/period	$10.17		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.00	(2)	(0.00	)(3)
Net realized and unrealized gain on investments	3.65		0.17
Total from investment operations	3.65		0.17

LESS DISTRIBUTIONS:
From net realized gain	(0.21)		—
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00	(2)
Net asset value, end of year/period	$13.61		$10.17
Total Return	35.88%		1.70	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$58.2		$30.4
Portfolio turnover rate	31%		0%	^(4)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.17%		3.58	%+
After fees waived and expenses absorbed	0.75%		0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.42)%		(3.12	)%+
After fees waived and expenses absorbed	0.00	%(5)	(0.29	)%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
(3)	Less than $(0.005) per share.
(4)	Less than 0.5%
(5)	Less than 0.005%
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

RETAIL CLASS

	Year Ended	Period Ended
	December 31,	December 31,
	2013	2012*
Net asset value, beginning of year/period	$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.03	0.03
Net realized and unrealized gain on investments	2.84	0.29
Total from investment operations	2.87	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.03)
From net realized gain	(0.19)	—
Total distributions	(0.21)	(0.03)
Paid-in capital from redemption fees (Note 2)	0.00 (2)	—
Net asset value, end of year/period	$12.95	$10.29
Total Return	27.89%	3.15	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$2.1	$0.4
Portfolio turnover rate	41%	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	5.20%	21.16	%+
After fees waived and expenses absorbed	1.00%	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(3.95)%	(18.68	)%+
After fees waived and expenses absorbed	0.25%	1.48	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

INSTITUTIONAL CLASS

	Year Ended	Period Ended
	December 31,	December 31,
	2013	2012*
Net asset value, beginning of year/period	$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.06	0.03
Net realized and unrealized gain on investments	2.86	0.29
Total from investment operations	2.92	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.03)
From net realized gain	(0.19)	—
Total distributions	(0.23)	(0.03)
Paid-in capital from redemption fees (Note 2)	—	—
Net asset value, end of year/period	$12.98	$10.29
Total Return	28.38%	3.18	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$6.3	$1.3
Portfolio turnover rate	41%	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.95%	20.91	%+
After fees waived and expenses absorbed	0.75%	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(3.70)%	(18.63	)%+
After fees waived and expenses absorbed	0.50%	1.53	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2013

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  The Funds commenced operations on March 31, 2009, October 31, 2012, and October 31, 2012, respectively.

The Funds offer Retail Class and Institutional Class shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains losses on investments, are allocated to each class of shares based on its relative net assets.

Each Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2013.  See the Schedule of Investments for industry breakouts.

Congress Large Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$33,859,578	—	—	$33,859,578
Short-Term Investments	642,805	—	—	642,805
Total Investments in Securities	$34,502,383	—	—	$34,502,383

Congress Mid Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$58,980,405	—	—	$58,980,405
Real Estate Investment Trusts	1,422,000	—	—	1,422,000
Short-Term Investments	1,299,904	—	—	1,299,904
Total Investments in Securities	$61,702,309	—	—	$61,702,309

Congress All Cap Opportunity Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,958,328	—	—	$7,958,328
Real Estate Investment Trusts	335,244	—	—	335,244
Short-Term Investments	134,163	—	—	134,163
Total Investments in Securities	$8,427,735	—	—	$8,427,735

The Funds had no transfers into or out of Levels 1, 2, or 3 during the year ended December 31, 2013.

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

At December 31, 2013, the Funds deferred, on a tax basis, a post October loss of $0, $1,158, $0, which will be recognized in the following year for the Congress Large Cap Growth Fund, Congress Mid-Cap Growth Fund and Congress All Cap Opportunities Fund, respectively.

At December 31, 2013, there were no capital loss carry-forwards for any of the Funds.

As of December 31, 2013, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the tax years of 2011-2013.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund are normally declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Funds’ net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds retain the fee charged as paid-in-capital and such fees become part of the Funds’ daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have not effect on net assets or net asset value per share.  For the year ended December 31, 2013, the following adjustments were made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
Fund	Income/(Loss)	Gain/(Loss)	Capital
Congress Large Cap Growth Fund	31	(31)	—
Congress Mid Cap Growth Fund	3,211	$(3,073)	(138)
Congress All Cap Opportunity Fund	(8)	8	—

I.
Recently Issued Accounting Pronouncement.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management has evaluated ASU 2013-01 and determined there is no impact to the Fund.

J.
Subsequent events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Agreement”) for each fund.  Under each Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee.  For the Congress Large Cap Growth Fund, the advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  For the Congress Mid Cap Growth Fund and the Congress All Cap Opportunity Fund, the advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Funds.  The advisory fees incurred during the year ended, December 31, 2013, are disclosed in the Statements of Operations.

The Advisor has contractually agreed to limit each Fund’s Retail Class annual expense ratio to 1.00% and each Fund’s Institutional Class annual expense ratio to 0.75% of each class’s average daily net assets.  The amount of expenses reimbursed during the year are disclosed in the Statements of Operations.

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.  At December 31, 2013, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

Funds that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Congress Large Cap Growth Fund:
Expiration	Amount
December 31, 2014	$139,524
December 31, 2015	183,699
December 31, 2016	174,827
498,050
Congress Mid Cap Growth Fund:
Expiration	Amount
December 31, 2015	$48,344
December 31, 2016	184,086
232,430
Congress All Cap Opportunity Fund:
Expiration	Amount
December 31, 2015	$45,905
December 31, 2016	227,233
273,138

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustee’s review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals.  The Officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds.  Fees paid by the Funds

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

for Administration and Chief Compliance Officer year ended December 31, 2013 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class shares of each fund.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Funds during the year ended December 31, 2013 are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the for the year ended December 31, 2013 were as follows:

Fund	Purchases	Sales
Congress Large Cap Growth Fund	$20,483,613	$11,973,787
Congress Mid Cap Growth Fund	$30,726,112	$13,092,577
Congress All Cap Opportunity Fund	$7,950,218	$2,122,029

There were no purchases or sales of long-term U.S. Government securities for the period ended December 31, 2013.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid from the year ended December 31, 2013 and the year ended December 31, 2012 were as follows:

Congress Large Cap Growth Fund:

	2013	2012
Distributions paid from:
Ordinary Income	104,137	$87,819
Long-term capital gain	514,383	—
	618,520	$87,819

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

Congress Mid Cap Growth Fund:

	2013	2012
Distributions paid from:
Ordinary Income	872,375	$—
Long-term capital gain	71,685	—
	$944,060	$—

Congress All Cap Opportunity Fund:

	2013	2012
Distributions paid from:
Ordinary Income	33,933	$4,423
Long-term capital gain	110,094	—
	144,027	$4,423

As of December 31, 2013, the components of the accumulated earnings/(losses) on a tax basis were as follows:

	Congress	Congress	Congress
	Large Cap	Mid Cap	All Cap
	Growth	Growth	Opportunity
	Fund	Fund	Fund
Cost of investments*	$26,746,386	$48,583,839	$7,094,466
Gross tax unrealized appreciation	7,765,534	13,497,803	1,472,178
Gross tax unrealized depreciation	(9,537)	(379,333)	(138,909)
Net unrealized appreciation	$7,755,997	$13,118,470	$1,333,269
Undistributed ordinary income	4,990	—	851
Undistributed long-term
capital gain	251,025	—	61,180
Total distributable earnings	8,012,012	13,118,470	1,395,300
Other accumulated gains/(losses)	—	(1,158)	—
Total accumulated gains	$8,012,012	$13,117,312	$1,395,300

* The difference between book and tax is primarily due to wash sales and transfers in kind.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Congress Large Cap Growth Fund a credit facility to be used for temporary or extraordinary purposes related to Fund redemptions.  The maximum amounts available for the Fund is $2,000,000.  During the year ended December 31, 2013, the Fund did not draw on the line of credit and there was no loan payable balance for the Fund at December 31, 2013.

CONGRESS FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, and Congress Mid Cap Growth Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period March 31, 2009 (commencement of operations) to December 31, 2009 for the Congress Large Cap Fund, with respect to Congress All Cap Opportunity Fund and Congress Mid Cap Growth Fund, the related statements of operations for the year then ended and the changes in net assets and financial highlights for the year then ended and the period October 31, 2012 (commencement of operations) to December 31, 2012.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodians and brokers or by other appropriate audit procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2013, the results of their operations for the period then ended, and the changes in their net assets and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2014

CONGRESS FUNDS

EXPENSE EXAMPLE For the Six Months Ended December 31, 2013 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund , and the Congress All Cap Opportunity Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/13 – 12/31/13).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The examples below include, but are not limited to, investment advisory fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expenses or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the examples, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses

CONGRESS FUNDS

EXPENSE EXAMPLE For the Six Months Ended December 31, 2013 (Continued)

shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Congress Large Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/13	12/31/13	7/1/13 – 12/31/13
Retail Class Actual	$1,000.00	$1,199.20	$5.54(1)

Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.09(1)

Institutional Class Actual	$1,000.00	$1,200.40	$4.16(2)

Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82(2)

Congress Mid Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/13	12/31/13	7/1/13 – 12/31/13
Retail Class Actual	$1,000.00	$1,200.10	$5.55(1)

Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.09(1)

Institutional Class Actual	$1,000.00	$1,199.60	$4.16(2)

Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82(2)

CONGRESS FUNDS

EXPENSE EXAMPLE For the Six Months Ended December 31, 2013 (Continued)

Congress All Cap Opportunity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/13	12/31/13	7/1/13 – 12/31/13
Retail Class Actual	$1,000.00	$1,169.80	$5.47(1)

Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.09(1)

Institutional Class Actual	$1,000.00	$1,171.20	$4.10(2)

Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82(2)

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(2)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75% (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 12 and 13, 2013, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for the Congress Large Cap Growth Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”) with Congress Asset Management Company, LLC (the “Advisor”) for another annual term.  At this meeting and at a prior meeting held on May 14 and 15, 2013, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

2.
The Fund’s historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.

The Board noted that the Fund marginally underperformed its peer group median for the one-year and three-year time periods.  The Board also considered the Fund’s marginal underperformance compared to its similarly managed accounts for the one-year and three-year time periods, but found the differences to be reasonable.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.

The Board noted that Congress had contractually agreed to maintain an annual expense ratio of 1.00% for its Class Retail Shares and 0.75% for the Class Institutional Shares.  The Trustees noted that the Fund’s advisory fees and net expense ratio were significantly below those of its peer group median.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of this expense and advisory fee information.

The Trustees took into consideration the services the Advisor provided to its similarly managed institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were in line with the fees charged by the Advisor to its similarly managed institutional and separately managed account clients.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no additional effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars” and 12b-1 fees paid to the Advisor.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of each Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Positions	Length		Complex(2)	Held
Name, Address	with the	of Time	Principal Occupation	Overseen	During Past
And Age	Trust(1)	Served	During Past Five Years	by Trustees	Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	3	Director, PNC
(born 1943)	and	Term;	Talon Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(business consulting);
Fund Services, LLC		May	formerly, Executive
2020 E. Financial Way		1991.	Vice President and Chief
Suite 100			Operating Officer,
Glendora, CA 91741			Integrated Asset
Management (investment
advisor and manager) and
formerly, President, Value
Line, Inc. (investment
advisory and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment Consultant;	3	The Dana
(born 1939)		Term;	formerly, Chief Executive		Foundation;
c/o U.S. Bancorp		Since	Officer, Rockefeller Trust		The Univ. of
Fund Services, LLC		May	Co., (prior thereto Senior		Virginia Law
2020 E. Financial Way		1991.	Vice President), and		School Fdn.
Suite 100			Managing Director,
Glendora, CA 91741			Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton Simon, Inc.

Eric W. Falkeis(3)	Trustee	Indefinite	President and Chief	3	None.
(born 1973)		Term;	Operating Officer,
c/o U.S. Bancorp		Since	Direxion Funds since 2013;
Fund Services, LLC		September	formerly, Senior Vice
2020 E. Financial Way		2011.	President, and Chief
Suite 100			Financial Officer (and other
Glendora, CA 91741			positions), U.S. Bancorp Fund
Services, LLC, (1997-2013).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Positions	Length		Complex(2)	Held
Name, Address	with the	of Time	Principal Occupation	Overseen	During Past
And Age	Trust(1)	Served	During Past Five Years	by Trustees	Five Years

Carl A. Froebel	Trustee	Indefinite	Formerly President and	3	None.
(born 1938)		Term;	Founder, National Investor
c/o U.S. Bancorp		Since	Data Services, Inc.
Fund Services, LLC		May	(investment related
2020 E. Financial Way		1991.	computer software).
Suite 100
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since July	3	Independent
(born 1950)		Term;	2001; formerly, Executive		Trustee, The
c/o U.S. Bancorp		Since	Vice President, Investment		Managers
Fund Services, LLC		May	Company Administration,		Funds;
2020 E. Financial Way		1991.	LLC (mutual fund		Trustee,
Suite 100			administrator).		Managers
Glendora, CA 91741					AMG Funds,
Aston Funds;
Advisory
Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		March	Fund Services, LLC,
2020 E. Financial Way		2013.	since July 2007.
Suite 100	Secretary	Indefinite
Glendora, CA 91741		Term;
Since
February
2008.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Positions	Length		Complex(2)	Held
Name, Address	with the	of Time	Principal Occupation	Overseen	During Past
And Age	Trust(1)	Served	During Past Five Years	by Trustees	Five Years

Eric C. VanAndel	Treasurer	Indefinite	Vice President, U.S.	Not	Not
(born 1975)		Term;	Bancorp Fund Services,	Applicable.	Applicable.
c/o U.S. Bancorp		Since	LLC, since April 2005.
Fund Services, LLC		April
615 East Michigan St.		2013.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice President	Not	Not
(born 1966)	Compli-	Term;	and Compliance Officer,	Applicable.	Applicable.
c/o U.S. Bancorp	ance		U.S. Bancorp Fund
Fund Services, LLC	Officer		Services, LLC since
615 East	Anti-	Indefinite	August 2004.
Michigan St.	Money	Term;
Milwaukee, WI	Laun-	Since
53202	dering	July 2011.
Officer
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to each Fund.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

CONGRESS FUNDS

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Congress Large Cap Growth Fund	100.00%
Congress Mid Cap Growth Fund	35.15%
Congress All Cap Opportunity Fund	81.37%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2013, was as follows:

Congress Large Cap Growth Fund	100.00%
Congress Mid Cap Growth Fund	34.11%
Congress All Cap Opportunity Fund	80.38%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

Congress Large Cap Growth Fund	0.00%
Congress Mid Cap Growth Fund	100.00%
Congress All Cap Opportunity Fund	29.48%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

CONGRESS FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

CONGRESS FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund

Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund

Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress All Cap Opportunity Fund

Retail Class	Institutional Class
Symbol – CACOX	Symbol – IACOX
CUSIP – 74316J482	CUSIP – 74316J474

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each member of the Trust’s audit committee is financially literate and independent.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook,  Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth Fund:

	FYE 12/31/2013	FYE 12/31/2012
Audit Fees	$19,500	$19,100
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,200
All Other Fees	N/A	N/A

Congress Mid Cap Growth Fund:

	FYE 12/31/2013	FYE 12/31/2012
Audit Fees	$19,500	$10,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$0
All Other Fees	N/A	N/A

Congress All Cap Opportunity Fund:

	FYE 12/31/2013	FYE 12/31/2012
Audit Fees	$19,500	$10,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$0
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2013	FYE 12/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Congress Large Cap Growth Fund

Non-Audit Related Fees	FYE 12/31/2013	FYE 12/31/2012
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Congress Mid Cap Growth Fund

Non-Audit Related Fees	FYE 12/31/2013	FYE 12/31/2012
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Congress All Cap Opportunity Fund

Non-Audit Related Fees	FYE 12/31/2013	FYE 12/31/2012
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E Richards, President

Date  February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E Richards, President

Date  February 25, 2014

By (Signature and Title)* /s/ Eric C. VanAndel
  Eric C. VanAndel, Treasurer

Date  February 24, 2014

* Print the name and title of each signing officer under his or her signature.